Investments - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Debt Securities, Available-for-sale [Line Items]
Other-than-temporary impairment impairment charges related to corporate debt securities		$ 400,000
Other-than-temporary impairment charges relating to securities available for sale	$ 0		$ 0
Proceeds from sale of equity securities			17,700,000
Realized gains related to the sales of equity securities available for sale (less than for 2018)			$ 100,000
Ceridian
Debt Securities, Available-for-sale [Line Items]
Aggregate value of ownership of common stock		1,500,000,000
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Debt securities held with previously recognized other than temporary impairment		$ 2,000,000.0
Minimum
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, term		1 year
Maximum
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, term		5 years